UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177439
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 578	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 2, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on September 2, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Nationwide DestinationSM [B] 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Enhanced Surrender Value for Terminal Illness
1. The first sentence of the last paragraph of the Full Surrenders sub-section under Surrender/Withdrawal Prior to Annuitization is replaced with the following:
Except for a surrender made in accordance with Enhanced Surrender Value for Terminal Illness, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract.
2. The following sub-section is added to Surrender/Withdrawal Prior to Annuitization:
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:

Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective __________, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate for the first Option Year is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Roll-up Interest Rate for Option Years two through fifteen will be calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
The Variable Rate for the first Option Year will be the Variable Rate that when added to its corresponding Defined Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For the first Option Year, if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or if the Contract's Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
2

Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
The Defined Rate for the first Option Year will be the Defined Rate that when added to its corresponding Variable Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is determined by using the greater of the Defined Rate in effect on the Application Date or the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
3

Incorporation by Reference
The prospectus supplement dated July 2, 2014, and the prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177439, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM [B] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.471632	31.885431	35.85%	102,201
2012	20.073992	23.471632	16.93%	19,400
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.154217	11.218186	10.48%	36,235
2012*	10.000000	10.154217	1.54%	2,112
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.153413	13.688194	-9.67%	601,712
2012	14.297491	15.153413	5.99%	163,567
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.120711	20.668691	28.21%	159,330
2012	14.053082	16.120711	14.71%	40,969
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.119675	12.043635	19.01%	9,018,870
2012*	10.000000	10.119675	1.20%	311,738
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.500145	15.245537	12.93%	394,604
2012	12.438632	13.500145	8.53%	37,576
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.234599	22.35%	37,684
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	17.283516	24.004434	38.89%	43,059
2012	15.129971	17.283516	14.23%	24,312

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.078646	20.901224	29.99%	174,299
2012	14.107815	16.078646	13.97%	83,769
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.456156	19.624713	19.25%	240,599
2012	15.138702	16.456156	8.70%	86,315
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.457741	15.035641	11.72%	1,110,690
2012	12.219959	13.457741	10.13%	256,748
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.609100	15.532319	14.13%	144,639
2012	12.194817	13.609100	11.60%	33,859
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.507103	16.185651	19.83%	77,083
2012	11.881588	13.507103	13.68%	936
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.528028	20.252144	22.53%	74,083
2012	15.989239	16.528028	3.37%	8,657
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.201274	20.440533	26.17%	503,676
2012	14.023439	16.201274	15.53%	105,348
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.477413	20.775828	34.23%	475,374
2012	13.707490	15.477413	12.91%	114,816
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.657541	14.167846	-3.34%	489,240
2012	14.063004	14.657541	4.23%	106,405
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.954620	34.806190	34.10%	151,507
2012	22.954492	25.954620	13.07%	32,912
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.926834	16.606029	28.46%	166,470
2012	10.873789	12.926834	18.88%	29,433
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.211201	12.474214	22.16%	174,639
2012	8.970568	10.211201	13.83%	27,063

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.220142	14.867410	12.46%	275,413
2012	11.890259	13.220142	11.18%	44,603
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.181387	31.171545	34.47%	45,084
2012	19.839372	23.181387	16.85%	11,895
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.222938	11.458922	12.09%	6,921
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.908546	-0.91%	18,635
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.133800	12.293134	21.31%	123,795
2012	9.003854	10.133800	12.55%	28,907
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.362779	17.399171	30.21%	200,024
2012	11.040989	13.362779	21.03%	61,309
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.958708	12.627093	26.79%	52,089
2012*	10.000000	9.958708	-0.41%	12,855
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.706700	16.928545	23.51%	266,396
2012	11.653053	13.706700	17.62%	55,057
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.815203	11.795395	9.06%	469,119
2012*	10.000000	10.815203	8.15%	59,413
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.068050	12.912192	28.25%	249,548
2012*	10.000000	10.068050	0.68%	36,287
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	10.492598	13.554874	29.19%	268,603
2012	8.583266	10.492598	22.24%	47,208
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	5.456761	7.291940	33.63%	109,950
2012	4.640225	5.456761	17.60%	17,031
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	12.403811	13.991014	12.80%	27,837
2012	11.103975	12.403811	11.71%	9,878

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.228022	14.256165	39.38%	92,211
2012*	10.000000	10.228022	2.28%	5,281
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.081786	24.199527	33.83%	285,317
2012	15.809554	18.081786	14.37%	42,318
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.924574	15.022071	25.98%	392,612
2012	10.421665	11.924574	14.42%	68,486
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.196613	13.023906	27.73%	184,449
2012	9.079969	10.196613	12.30%	51,228
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.567756	20.232022	29.96%	124,371
2012	13.782314	15.567756	12.95%	41,728
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.643296	14.167869	21.68%	9,501,886
2012	10.194744	11.643296	14.21%	2,024,891
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.825276	11.371131	-3.84%	10,534,892
2012	11.414478	11.825276	3.60%	2,008,735
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.167775	15.449373	26.97%	447,430
2012	10.098071	12.167775	20.50%	78,307
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.882845	13.922005	27.93%	717,999
2012	9.392119	10.882845	15.87%	148,355
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.442516	12.392386	31.24%	11,083,600
2012	8.172677	9.442516	15.54%	2,659,626
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.801528	23.772500	33.54%	224,409
2012	15.263091	17.801528	16.63%	25,318
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.833333	12.513978	41.67%	53,068
2012	7.660316	8.833333	15.31%	7,769

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.154564	13.886551	36.75%	81,997
2012	9.237127	10.154564	9.93%	14,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.743653	12.451663	27.79%	58,807
2012	8.499356	9.743653	14.64%	4,585
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.893639	12.327993	13.17%	13,731,866
2012	9.938199	10.893639	9.61%	4,163,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.458384	12.515531	19.67%	37,853
2012	9.324356	10.458384	12.16%	7,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.326218	11.730417	3.57%	2,640,340
2012	10.675245	11.326218	6.10%	720,334
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.825854	8.26%	3,454,396
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.964383	9.64%	6,518,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.686963	12.426087	16.27%	8,759,479
2012	9.636061	10.686963	10.91%	562,998
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.161260	12.463956	22.66%	147,184
2012	8.984882	10.161260	13.09%	5,187
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.091106	12.177203	9.79%	3,826,109
2012	10.211873	11.091106	8.61%	1,150,497
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.360305	11.939941	-3.40%	58,315
2012	11.651623	12.360305	6.08%	8,697
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.357432	12.913677	-3.32%	196,635
2012	12.634477	13.357432	5.72%	61,011
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2013	59.090227	55.956777	-5.30%	9,350
2012	58.094578	59.090227	1.71%	4,195

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2013	59.246711	56.104961	-5.30%	17,225
2012	58.248425	59.246711	1.71%	4,005
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.860500	9.120905	16.03%	58,722
2012	6.911842	7.860500	13.73%	14,891
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.899785	10.629783	19.44%	155,335
2012	7.628054	8.899785	16.67%	12,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.880689	18.689197	25.59%	27,010
2012	13.008386	14.880689	14.39%	253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.445256	15.051921	11.95%	8,678,703
2012	12.453829	13.445256	7.96%	2,633,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.491720	17.091735	17.94%	50,067
2012	13.080661	14.491720	10.79%	12,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.361029	13.824513	3.47%	2,153,403
2012	12.871264	13.361029	3.81%	839,247
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.660597	6.61%	2,733,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.749073	7.49%	4,364,746
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.514442	16.707801	15.11%	5,502,290
2012	13.271179	14.514442	9.37%	413,304
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.919941	18.021349	20.79%	81,062
2012	13.288387	14.919941	12.28%	5,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.221146	15.509387	9.06%	2,778,138
2012	13.336642	14.221146	6.63%	775,576
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.571403	20.945809	34.51%	79,162
2012	13.322678	15.571403	16.88%	14,525

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.306983	25.353753	31.32%	111,999
2012	16.652215	19.306983	15.94%	22,561
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	27.008645	26.657539	-1.30%	400,628
2012	27.365352	27.008645	-1.30%	119,072
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	17.917617	17.485835	-2.41%	372,204
2012	16.173014	17.917617	10.79%	49,234
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.317313	11.134515	19.50%	85,361
2012	8.171995	9.317313	14.02%	6,029
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.034666	13.312694	32.67%	91,713
2012	8.754200	10.034666	14.63%	19,005
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.474025	12.626278	33.27%	143,576
2012	8.163084	9.474025	16.06%	28,898
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.354080	14.164867	36.80%	50,832
2012	9.150703	10.354080	13.15%	10,106
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.276879	15.101350	33.91%	36,169
2012	9.820513	11.276879	14.83%	11,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.858613	21.111083	42.08%	20,876
2012	13.311867	14.858613	11.62%	5,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.182797	30.657604	38.20%	30,668
2012	18.682235	22.182797	18.74%	3,666
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.921043	29.022648	38.72%	16,354
2012	18.396109	20.921043	13.73%	4,544
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.629438	18.885193	29.09%	63,389
2012	13.019696	14.629438	12.36%	2,183

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.015389	11.165751	1.37%	113,817
2012	9.656214	11.015389	14.08%	33,424
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.698844	16.99%	426,518
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.761332	10.632633	-1.20%	529,410
2012	10.532312	10.761332	2.17%	93,424
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.569682	25.70%	70,505
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.833939	16.397851	18.53%	278,874
2012	11.723024	13.833939	18.01%	63,571
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.149856	10.765876	6.07%	9,327
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.268646	11.720156	14.14%	2,250
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.286304	11.367494	10.51%	17,036
2012*	10.000000	10.286304	2.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.714632	20.386676	29.73%	122,726
2012	13.654221	15.714632	15.09%	33,038
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.886628	30.377745	38.80%	69,180
2012	18.845528	21.886628	16.14%	5,623
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.624494	10.497838	-1.19%	225,767
2012*	10.000000	10.624494	6.24%	91,098
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.042689	12.027758	-7.78%	31,670
2012	12.557857	13.042689	3.86%	9,686
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.829684	11.648781	-1.53%	1,911,493
2012	11.334165	11.829684	4.37%	375,967

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.811694	10.435636	-3.48%	2,220,556
2012	10.004024	10.811694	8.07%	467,986
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.854028	22.066684	48.56%	173,268
2012	11.488675	14.854028	29.29%	14,930
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.639938	10.494193	8.86%	76,283
2012*	10.000000	9.639938	-3.60%	24,158
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.626985	24.654228	48.28%	64,166
2012	15.617243	16.626985	6.47%	11,731

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.855345	32.341074	35.57%	61,614
2012	20.443677	23.855345	16.69%	3,084
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.140494	11.180324	10.25%	54,279
2012*	10.000000	10.140494	1.40%	1,523
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.849176	13.386176	-9.85%	160,840
2012	14.038950	14.849176	5.77%	46,997
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.871948	20.308520	27.95%	76,143
2012	13.864384	15.871948	14.48%	18,177
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.116372	12.015318	18.77%	1,886,537
2012*	10.000000	10.116372	1.16%	50,584
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.400106	15.101908	12.70%	960,644
2012	12.371587	13.400106	8.31%	156,846
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.218031	22.18%	44,121
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.872229	33.088129	38.61%	24,654
2012	20.940231	23.872229	14.00%	9,139
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.175596	22.281987	29.73%	182,145
2012	15.100981	17.175596	13.74%	56,422
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.725526	21.095682	19.01%	73,664
2012	16.339629	17.725526	8.48%	45,508
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.250120	14.773700	11.50%	188,665
2012	12.055916	13.250120	9.91%	32,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.399134	15.261712	13.90%	65,840
2012	12.031099	13.399134	11.37%	35,303
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.298675	15.903619	19.59%	55,046
2012	11.722046	13.298675	13.45%	343

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.272913	19.899161	22.28%	48,135
2012	15.774479	16.272913	3.16%	4,599
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.160639	21.607082	25.91%	257,207
2012	14.884062	17.160639	15.30%	26,242
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.955741	22.714143	33.96%	118,837
2012	15.047317	16.955741	12.68%	22,788
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.023325	13.527342	-3.54%	160,107
2012	13.481898	14.023325	4.02%	29,736
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.449304	35.397752	33.83%	61,959
2012	23.439599	26.449304	12.84%	15,694
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.701650	16.283737	28.20%	63,366
2012	10.706096	12.701650	18.64%	12,569
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.114985	12.331646	21.91%	261,825
2012	8.904117	10.114985	13.60%	25,742
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.042512	14.637928	12.23%	400,393
2012	11.754372	13.042512	10.96%	41,809
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.420447	32.771185	34.20%	10,150
2012	20.942325	24.420447	16.61%	3,317
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.209122	11.420270	11.86%	40,682
2012*	10.000000	10.209122	2.09%	4,009
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.895117	-1.05%	14,900
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.089386	12.214470	21.06%	28,624
2012	8.982637	10.089386	12.32%	4,363
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.304255	17.287894	29.94%	64,085
2012	11.014999	13.304255	20.78%	9,889

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.945246	12.584499	26.54%	39,680
2012*	10.000000	9.945246	-0.55%	2,677
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.605136	16.769076	23.26%	544,534
2012	11.590239	13.605136	17.38%	102,491
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.800595	11.755603	8.84%	305,649
2012*	10.000000	10.800595	8.01%	177,329
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.054450	12.868630	27.99%	187,610
2012*	10.000000	10.054450	0.54%	71,304
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.494993	27.712084	28.92%	80,396
2012	17.619325	21.494993	22.00%	15,993
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.946570	13.264828	33.36%	44,425
2012*	10.000000	9.946570	-0.53%	5,085
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.256865	34.059408	12.57%	20,158
2012	27.141314	30.256865	11.48%	1,502
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.214213	14.208095	39.10%	75,172
2012*	10.000000	10.214213	2.14%	6,537
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.165838	25.598429	33.56%	104,160
2012	16.791481	19.165838	14.14%	17,094
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.860324	14.910887	25.72%	222,493
2012	10.386610	11.860324	14.19%	54,860
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.162203	12.953675	27.47%	94,758
2012	9.067741	10.162203	12.07%	64,792
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.452427	20.041485	29.70%	33,293
2012	13.708059	15.452427	12.73%	2,948

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.486841	13.949176	21.44%	1,694,050
2012	10.078216	11.486841	13.98%	417,039
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.666419	11.195652	-4.04%	1,132,687
2012	11.284076	11.666419	3.39%	281,607
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.004302	15.210958	26.71%	252,490
2012	9.982671	12.004302	20.25%	36,442
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.736608	13.707124	27.67%	600,400
2012	9.284769	10.736608	15.64%	87,555
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.334537	12.225884	30.97%	1,601,733
2012	8.095662	9.334537	15.30%	429,735
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.448408	23.253744	33.27%	112,797
2012	14.990766	17.448408	16.39%	13,332
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.750033	12.370862	41.38%	44,361
2012	7.603512	8.750033	15.08%	21,822
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.058850	13.727804	36.47%	26,640
2012	9.168679	10.058850	9.71%	391
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.651801	12.309310	27.53%	140,633
2012	8.436374	9.651801	14.41%	22,616
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.790994	12.187106	12.94%	1,611,939
2012	9.864594	10.790994	9.39%	439,201
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.359815	12.372459	19.43%	219,070
2012	9.255266	10.359815	11.93%	78,932
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.219522	11.596375	3.36%	479,964
2012	10.596201	11.219522	5.88%	139,278
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.811191	8.11%	318,355

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.949532	9.50%	842,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.586292	12.284112	16.04%	1,854,906
2012	9.564729	10.586292	10.68%	269,739
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.065473	12.321460	22.41%	303,010
2012	8.918301	10.065473	12.86%	69,359
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.986603	12.038041	9.57%	504,763
2012	10.136240	10.986603	8.39%	194,460
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.243899	11.803521	-3.60%	30,147
2012	11.565384	12.243899	5.87%	13,107
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.231603	12.766100	-3.52%	45,589
2012	12.540931	13.231603	5.51%	10,527
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.291183	12.560856	-5.49%	38,594
2012	13.093826	13.291183	1.51%	11,536
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.786405	9.016627	15.80%	72,153
2012	6.860618	7.786405	13.49%	39,760
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.780151	10.465650	19.20%	99,850
2012	7.540827	8.780151	16.43%	926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.738447	23.486640	25.34%	51,759
2012	16.414092	18.738447	14.16%	35,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.345609	14.910100	11.72%	933,774
2012	12.386680	13.345609	7.74%	296,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.384375	16.930775	17.70%	210,423
2012	13.010184	14.384375	10.56%	187,121
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.333587	13.768156	3.26%	577,879
2012	12.870975	13.333587	3.59%	197,068

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.646159	6.46%	291,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.734514	7.35%	444,206
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.291577	18.715490	14.88%	997,798
2012	14.926410	16.291577	9.15%	78,290
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.845023	21.510824	20.54%	176,174
2012	15.925956	17.845023	12.05%	12,563
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.974615	16.298023	8.84%	379,434
2012	14.071828	14.974615	6.42%	276,788
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.456042	20.748524	34.24%	25,172
2012	13.250874	15.456042	16.64%	5,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.074509	31.550414	31.05%	58,375
2012	20.806439	24.074509	15.71%	5,633
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.019216	9.868932	-1.50%	490,268
2012	10.172213	10.019216	-1.50%	87,094
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.343265	14.943173	-2.61%	105,268
2012	13.877508	15.343265	10.56%	29,617
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.229482	11.007230	19.26%	31,840
2012	8.111439	9.229482	13.78%	6,369
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.940116	13.160554	32.40%	50,264
2012	8.689350	9.940116	14.39%	4,416
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.384732	12.481965	33.00%	81,495
2012	8.102602	9.384732	15.82%	9,113
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.256516	14.002987	36.53%	34,127
2012	9.082922	10.256516	12.92%	3,310

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.170595	14.928741	33.64%	25,341
2012	9.747754	11.170595	14.60%	2,885
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.747665	22.328965	41.79%	13,210
2012	14.137076	15.747665	11.39%	591
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.385855	32.254860	37.92%	16,207
2012	19.735508	23.385855	18.50%	803
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.802509	30.184230	38.44%	9,233
2012	19.210199	21.802509	13.49%	1,617
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.606084	20.105154	28.83%	12,431
2012	13.917143	15.606084	12.14%	259
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.911512	11.038053	1.16%	95,014
2012	9.584620	10.911512	13.84%	16,452
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.683009	16.83%	373,646
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.659964	10.511125	-1.40%	114,846
2012	10.454338	10.659964	1.97%	7,748
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.552670	25.53%	77,453
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.731408	16.243345	18.29%	59,384
2012	11.659822	13.731408	17.77%	16,506
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.146540	10.740556	5.85%	26,013
2012*	10.000000	10.146540	1.47%	7,375
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.265293	11.692584	13.90%	47,486
2012*	10.000000	10.265293	2.65%	14,563
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.282947	11.340761	10.29%	10,463
2012*	10.000000	10.282947	2.83%	7,277

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.698524	21.619216	29.47%	67,254
2012	14.538622	16.698524	14.86%	7,005
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.392100	32.401575	38.52%	29,150
2012	20.182810	23.392100	15.90%	4,036
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.610149	10.462421	-1.39%	324,692
2012*	10.000000	10.610149	6.10%	61,680
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.945992	11.914392	-7.97%	41,046
2012	12.490136	12.945992	3.65%	3,444
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.741977	11.538994	-1.73%	486,788
2012	11.273050	11.741977	4.16%	134,145
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	778,043
2012	9.990587	10.775226	7.85%	258,854
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.774016	21.903420	48.26%	160,389
2012	11.450026	14.774016	29.03%	7,988
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.626904	10.458766	8.64%	57,268
2012*	10.000000	9.626904	-3.73%	20,583
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.355079	24.201975	47.98%	47,769
2012	15.393121	16.355079	6.25%	5,575

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.498981	31.809470	35.37%	16,503
2012	20.169062	23.498981	16.51%	610
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.130211	11.151988	10.09%	4,067
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.624601	13.163643	-9.99%	71,783
2012	13.847781	14.624601	5.61%	9,547
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.687623	20.042136	27.76%	22,209
2012	13.724321	15.687623	14.31%	3,919
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.113887	11.994071	18.59%	258,478
2012*	10.000000	10.113887	1.14%	537
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.325434	14.994880	12.53%	81,539
2012	12.321456	13.325434	8.15%	20,358
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.205609	22.06%	3,559
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.515604	32.544252	38.39%	2,716
2012	20.658938	23.515604	13.83%	2,081
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.919025	21.915734	29.53%	14,907
2012	14.898131	16.919025	13.56%	8,819
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.460762	20.748953	18.83%	6,690
2012	16.120166	17.460762	8.32%	3,839
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.096219	14.579871	11.33%	27,094
2012	11.934095	13.096219	9.74%	12,249
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.243470	15.061455	13.73%	4,576
2012	11.909512	13.243470	11.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.144174	15.694928	19.41%	748
2012	11.603570	13.144174	13.28%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.083805	19.637967	22.10%	3,388
2012	15.615016	16.083805	3.00%	68
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.904240	21.251873	25.72%	38,187
2012	14.684086	16.904240	15.12%	8,405
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.702413	22.340738	33.76%	13,412
2012	14.845147	16.702413	12.51%	1,751
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.813877	13.305010	-3.68%	14,710
2012	13.300838	13.813877	3.86%	5,178
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.054250	34.815999	33.63%	6,008
2012	23.124802	26.054250	12.67%	3,865
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.535043	16.045693	28.01%	5,925
2012	10.581819	12.535043	18.46%	206
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.043302	12.225632	21.73%	11,979
2012	8.854528	10.043302	13.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.910664	14.467906	12.06%	13,305
2012	11.653327	12.910664	10.79%	1,027
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.055596	32.232450	33.99%	2,851
2012	20.660964	24.055596	16.43%	1,472
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.198760	11.391312	11.69%	535
2012*	10.000000	10.198760	1.99%	535
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.885040	-1.15%	871
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.056154	12.155714	20.88%	4,414
2012	8.966729	10.056154	12.15%	720
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.260459	17.204761	29.74%	7,324
2012	10.995515	13.260459	20.60%	1,580

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.935147	12.552587	26.35%	5,907
2012*	10.000000	9.935147	-0.65%	169
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.529317	16.650245	23.07%	41,353
2012	11.543254	13.529317	17.21%	17,112
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.789629	11.725794	8.68%	40,027
2012*	10.000000	10.789629	7.90%	1,012
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.044239	12.836009	27.79%	17,711
2012*	10.000000	10.044239	0.44%	1,273
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.173835	27.256491	28.73%	5,039
2012	17.382589	21.173835	21.81%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.936310	13.230980	33.16%	1,831
2012*	10.000000	9.936310	-0.64%	112
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.804798	33.499463	12.40%	963
2012	26.776690	29.804798	11.31%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.203835	14.172082	38.89%	3,076
2012*	10.000000	10.203835	2.04%	1,371
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.879545	25.177682	33.36%	40,408
2012	16.565938	18.879545	13.97%	21,124
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.812291	14.827911	25.53%	28,392
2012	10.360352	11.812291	14.01%	12,789
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.136450	12.901183	27.28%	59,530
2012	9.058584	10.136450	11.90%	38,093
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.366307	19.899468	29.50%	4,409
2012	13.652497	15.366307	12.55%	285

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.370678	13.787099	21.25%	471,228
2012	9.991547	11.370678	13.80%	151,156
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.548489	11.065597	-4.18%	273,923
2012	11.187080	11.548489	3.23%	80,828
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.882881	15.034179	26.52%	22,001
2012	9.896797	11.882881	20.07%	3,860
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.627978	13.547789	27.47%	74,820
2012	9.204869	10.627978	15.46%	2,588
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.254218	12.102238	30.78%	333,167
2012	8.038264	9.254218	15.13%	101,605
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.187714	22.871470	33.07%	7,150
2012	14.789355	17.187714	16.22%	652
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.687989	12.264459	41.17%	731
2012	7.561134	8.687989	14.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.987496	13.609689	36.27%	21,460
2012	9.117565	9.987496	9.54%	436
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.583379	12.203446	27.34%	18,665
2012	8.389357	9.583379	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.714519	12.082298	12.77%	332,474
2012	9.809665	10.714519	9.22%	58,656
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.286396	12.266075	19.25%	16,599
2012	9.203721	10.286396	11.76%	6,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.140023	11.496666	3.20%	12,064
2012	10.537207	11.140023	5.72%	163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.800181	8.00%	110,427

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.938387	9.38%	115,949
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.511275	12.178483	15.86%	293,652
2012	9.511460	10.511275	10.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.908749	11.934538	9.40%	116,675
2012	10.079800	10.908749	8.22%	33,374
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.157146	11.702042	-3.74%	224
2012	11.500995	12.157146	5.71%	1,393
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.137892	12.656385	-3.67%	3,609
2012	12.471155	13.137892	5.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.092624	12.354370	-5.64%	430
2012	12.917941	13.092624	1.35%	277
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.731207	8.939087	15.62%	20,003
2012	6.822389	7.731207	13.32%	1,096
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.691317	10.344002	19.02%	5,277
2012	7.475938	8.691317	16.26%	3,099
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.458503	23.100556	25.15%	1,057
2012	16.193584	18.458503	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.271239	14.804424	11.55%	119,085
2012	12.336491	13.271239	7.58%	44,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.304216	16.810804	17.52%	1,399
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.134348	13.541776	3.10%	35,254
2012	12.698037	13.134348	3.44%	25,693

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.635326	6.35%	13,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.723588	7.24%	26,904
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.048214	18.407859	14.70%	84,358
2012	14.725918	16.048214	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.578460	21.157248	20.36%	10,775
2012	15.712035	17.578460	11.88%	1,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.750895	16.030088	8.67%	24,739
2012	13.882794	14.750895	6.25%	16,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.369911	20.601502	34.04%	4,131
2012	13.197181	15.369911	16.46%	664
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.714870	31.031799	30.85%	1,840
2012	20.526948	23.714870	15.53%	578
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.868965	9.706126	-1.65%	69,998
2012	10.034988	9.868965	-1.65%	15,794
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.114071	14.697545	-2.76%	31,889
2012	13.691103	15.114071	10.39%	11,794
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.164052	10.912556	19.08%	10,741
2012	8.066245	9.164052	13.61%	7,687
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.869637	13.047356	32.20%	21,246
2012	8.640935	9.869637	14.22%	271
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.318191	12.374602	32.80%	25,272
2012	8.057449	9.318191	15.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.183767	13.882497	36.32%	15,910
2012	9.032284	10.183767	12.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.091371	14.800321	33.44%	9,363
2012	9.693418	11.091371	14.42%	492
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.512400	21.961929	41.58%	5,073
2012	13.947162	15.512400	11.22%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.036487	31.724661	37.71%	8,121
2012	19.470383	23.036487	18.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.476771	29.688039	38.23%	1,687
2012	18.952108	21.476771	13.32%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.372947	19.774667	28.63%	1,516
2012	13.730201	15.372947	11.96%	102
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.834078	10.943023	1.01%	19,826
2012	9.531130	10.834078	13.67%	2,187
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.671121	16.71%	41,716
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.584447	10.420778	-1.55%	46,463
2012	10.396146	10.584447	1.81%	13,311
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.539903	25.40%	7,712
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.654891	16.128251	18.11%	14,369
2012	11.612565	13.654891	17.59%	7,517
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.144054	10.721577	5.69%	536
2012*	10.000000	10.144054	1.44%	536
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.262777	11.671931	13.73%	113,279
2012*	10.000000	10.262777	2.63%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.280422	11.320708	10.12%	773
2012*	10.000000	10.280422	2.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.449118	21.263917	29.27%	2,974
2012	14.343366	16.449118	14.68%	970
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.042708	31.869053	38.30%	14,185
2012	19.911734	23.042708	15.72%	5,205
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.599374	10.435877	-1.54%	53,451
2012*	10.000000	10.599374	5.99%	16,588
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.873813	11.829924	-8.11%	2,643
2012	12.439490	12.873813	3.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.676512	11.457181	-1.88%	45,391
2012	11.227334	11.676512	4.00%	10,202
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.747901	10.337277	-3.82%	132,286
2012	9.980493	10.747901	7.69%	44,385
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.714212	21.781571	48.03%	40,554
2012	11.421095	14.714212	28.83%	646
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.617126	10.432226	8.48%	9,770
2012*	10.000000	9.617126	-3.83%	2,086
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.153750	23.867690	47.75%	1,922
2012	15.226889	16.153750	6.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.263995	31.459395	35.23%	74,519
2012	19.987746	23.263995	16.39%	6,417
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.123337	11.133083	9.97%	143,716
2012*	10.000000	10.123337	1.23%	49,919
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.476590	13.017171	-10.08%	241,262
2012	13.721610	14.476590	5.50%	68,816
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.565748	19.866235	27.63%	96,629
2012	13.631589	15.565748	14.19%	22,656
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.112232	11.979930	18.47%	1,191,583
2012*	10.000000	10.112232	1.12%	9,900
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.275810	14.923860	12.41%	1,469,213
2012	12.288096	13.275810	8.04%	275,628
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.197325	21.97%	30,614
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.280544	32.186213	38.25%	71,045
2012	20.473298	23.280544	13.71%	16,720
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.749922	21.674639	29.40%	340,314
2012	14.764267	16.749922	13.45%	146,953
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.286242	20.520692	18.71%	66,980
2012	15.975323	17.286242	8.21%	22,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.994518	14.451944	11.22%	96,235
2012	11.853500	12.994518	9.63%	32,757
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.140604	14.929274	13.61%	99,377
2012	11.829064	13.140604	11.09%	16,660
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.042099	15.557219	19.28%	136,010
2012	11.525200	13.042099	13.16%	12,484

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.958849	19.465593	21.97%	125,970
2012	15.509505	15.958849	2.90%	30,802
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.735236	21.018038	25.59%	239,062
2012	14.552109	16.735236	15.00%	47,447
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.535427	22.094915	33.62%	202,444
2012	14.711717	16.535427	12.40%	45,141
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.675795	13.158621	-3.78%	94,719
2012	13.181320	13.675795	3.75%	17,869
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.793803	34.432944	33.49%	90,786
2012	22.916990	25.793803	12.55%	27,738
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.425045	15.888716	27.88%	114,134
2012	10.499655	12.425045	18.34%	16,587
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.995709	12.155342	21.61%	316,084
2012	8.821565	9.995709	13.31%	27,586
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.823360	14.355460	11.95%	411,430
2012	11.586341	12.823360	10.68%	105,252
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.815169	31.877872	33.86%	20,486
2012	20.475326	23.815169	16.31%	5,072
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.191846	11.372017	11.58%	57,414
2012*	10.000000	10.191846	1.92%	961
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.878324	-1.22%	50,913
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.034011	12.116632	20.76%	49,304
2012	8.956120	10.034011	12.04%	13,216
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.231297	17.149472	29.61%	52,262
2012	10.982532	13.231297	20.48%	8,022

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.928417	12.531340	26.22%	74,850
2012*	10.000000	9.928417	-0.72%	2,804
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.478931	16.571392	22.94%	850,798
2012	11.512000	13.478931	17.09%	127,043
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.782323	11.705933	8.57%	264,358
2012*	10.000000	10.782323	7.82%	46,575
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.037435	12.814288	27.66%	251,838
2012*	10.000000	10.037435	0.37%	33,023
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.962185	26.956617	28.60%	56,428
2012	17.226388	20.962185	21.69%	25,425
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.929462	13.208445	33.02%	66,043
2012*	10.000000	9.929462	-0.71%	17,334
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.506835	33.130857	12.28%	19,384
2012	26.536056	29.506835	11.20%	3,016
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.196918	14.148077	38.75%	110,191
2012*	10.000000	10.196918	1.97%	5,319
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.690785	24.900646	33.22%	224,745
2012	16.417040	18.690785	13.85%	17,719
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.780323	14.772760	25.40%	333,242
2012	10.342861	11.780323	13.90%	42,169
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.119285	12.866247	27.15%	194,497
2012	9.052463	10.119285	11.78%	29,687
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.309114	19.805247	29.37%	70,568
2012	13.615559	15.309114	12.44%	2,932

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.293817	13.679983	21.13%	2,449,304
2012	9.934130	11.293817	13.69%	419,350
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.470453	10.979648	-4.28%	1,130,553
2012	11.122824	11.470453	3.13%	172,079
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.802543	14.917365	26.39%	308,263
2012	9.839907	11.802543	19.95%	63,357
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.556109	13.442503	27.34%	659,432
2012	9.151941	10.556109	15.34%	76,308
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.200983	12.020395	30.64%	1,711,629
2012	8.000182	9.200983	15.01%	270,765
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.015902	22.619836	32.93%	88,031
2012	14.656457	17.015902	16.10%	22,677
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.646821	12.193947	41.02%	48,312
2012	7.532982	8.646821	14.79%	22,846
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.940186	13.531460	36.13%	70,998
2012	9.083641	9.940186	9.43%	1,466
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.537949	12.133258	27.21%	556,903
2012	8.358114	9.537949	14.12%	253,226
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.663756	12.012839	12.65%	2,919,296
2012	9.773150	10.663756	9.11%	1,024,145
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.237652	12.195542	19.12%	437,239
2012	9.169449	10.237652	11.65%	79,278
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.087244	11.430565	3.10%	767,216
2012	10.497989	11.087244	5.61%	293,591
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.792845	7.93%	682,094

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.930952	9.31%	597,315
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.461468	12.108469	15.74%	2,122,928
2012	9.476046	10.461468	10.40%	405,764
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.946771	12.145260	22.10%	691,965
2012	8.835604	9.946771	12.58%	88,956
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.857085	11.865930	9.29%	1,064,335
2012	10.042298	10.857085	8.11%	293,343
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.099576	11.634780	-3.84%	40,153
2012	11.458211	12.099576	5.60%	10,452
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.075685	12.583641	-3.76%	67,832
2012	12.424769	13.075685	5.24%	29,759
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.961773	12.218455	-5.73%	33,908
2012	12.801881	12.961773	1.25%	17,943
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.694573	8.887692	15.51%	52,198
2012	6.796997	7.694573	13.21%	12,368
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.632502	10.263564	18.89%	123,803
2012	7.432925	8.632502	16.14%	2,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.273978	22.846408	25.02%	233,680
2012	16.048045	18.273978	13.87%	119,631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.221841	14.734335	11.44%	1,654,729
2012	12.303112	13.221841	7.47%	409,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.250979	16.731206	17.40%	355,031
2012	12.922393	14.250979	10.28%	42,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.003124	13.392845	3.00%	626,632
2012	12.584001	13.003124	3.33%	288,494

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.628092	6.28%	442,186
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.716307	7.16%	456,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.887798	18.205323	14.59%	1,359,384
2012	14.593590	15.887798	8.87%	174,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.402708	20.924427	20.24%	387,352
2012	15.570810	17.402708	11.76%	50,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.603455	15.853731	8.56%	568,320
2012	13.758057	14.603455	6.14%	146,175
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.312714	20.503983	33.90%	109,034
2012	13.161472	15.312714	16.34%	13,127
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.477812	30.690390	30.72%	104,599
2012	20.342486	23.477812	15.41%	13,822
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.769905	9.598934	-1.75%	779,467
2012	9.944406	9.769905	-1.75%	221,045
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.962997	14.535835	-2.85%	88,292
2012	13.568081	14.962997	10.28%	7,039
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.120622	10.849797	18.96%	57,731
2012	8.036198	9.120622	13.49%	3,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.822877	12.972341	32.06%	81,270
2012	8.608756	9.822877	14.10%	15,157
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.274032	12.303435	32.67%	142,033
2012	8.027444	9.274032	15.53%	24,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.135533	13.802708	36.18%	44,927
2012	8.998670	10.135533	12.63%	6,864

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.038815	14.715228	33.30%	86,144
2012	9.657332	11.038815	14.31%	1,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.357297	21.720263	41.43%	27,419
2012	13.821797	15.357297	11.11%	9,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.806201	31.375631	37.57%	22,897
2012	19.295405	22.806201	18.19%	4,258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.262124	29.361478	38.09%	15,384
2012	18.781832	21.262124	13.21%	3,599
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.219252	19.557070	28.50%	7,353
2012	13.606781	15.219252	11.85%	1,479
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.782698	10.880056	0.90%	170,204
2012	9.495610	10.782698	13.55%	40,505
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.663193	16.63%	402,287
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.534295	10.360863	-1.65%	194,830
2012	10.357453	10.534295	1.71%	38,551
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.531398	25.31%	74,489
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.604035	16.051858	17.99%	53,717
2012	11.581113	13.604035	17.47%	5,397
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.142390	10.708920	5.59%	63,901
2012*	10.000000	10.142390	1.42%	20,092
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.261092	11.658148	13.62%	122,598
2012*	10.000000	10.261092	2.61%	185
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.278741	11.307362	10.01%	57,286
2012*	10.000000	10.278741	2.79%	217

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.284679	21.029962	29.14%	97,895
2012	14.214463	16.284679	14.56%	10,287
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.812364	31.518440	38.16%	65,053
2012	19.732795	22.812364	15.61%	14,315
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.592193	10.418202	-1.64%	428,326
2012*	10.000000	10.592193	5.92%	93,008
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.825863	11.773874	-8.20%	87,164
2012	12.405808	12.825863	3.39%	17,804
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.633026	11.402909	-1.98%	691,674
2012	11.196933	11.633026	3.89%	153,816
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.729699	10.309273	-3.92%	1,387,051
2012	9.973762	10.729699	7.58%	405,430
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.674413	21.700606	47.88%	159,915
2012	11.401817	14.674413	28.70%	24,158
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.610602	10.414541	8.37%	140,384
2012*	10.000000	9.610602	-3.89%	25,322
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.020725	23.647102	47.60%	92,016
2012	15.116906	16.020725	5.98%	8,979

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	3,837
2012	19.807956	23.031215	16.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	994
2012	13.596485	14.329952	5.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	1,604
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	4,134
2012	12.254789	13.226327	7.93%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	4,088
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	2,127
2012	14.631439	16.582303	13.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	107
2012	15.831612	17.113277	8.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	5,275
2012	14.421183	16.567748	14.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	1,402
2012	14.579335	16.369918	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	5,215
2012	13.062768	13.538964	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	6,479
2012	22.710878	25.535746	12.44%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	0
2012	10.418061	12.315924	18.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	7,206
2012	11.519704	12.736606	10.56%	2,017
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	5,379
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	1,776
2012	8.945515	10.011908	11.92%	642
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	22,070
2012	10.969534	13.202155	20.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	135
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	45,330
2012*	10.000000	10.775009	7.75%	1,192
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	8,425
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	226
2012	26.297382	29.211587	11.08%	220
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	1,804
2012*	10.000000	10.189999	1.90%	630
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	21,064
2012	16.269377	18.503779	13.73%	1,388
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	7,670
2012	10.325388	11.748430	13.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	7,703
2012	9.046352	10.102135	11.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	312
2012	13.578667	15.252060	12.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	18,137
2012	9.876964	11.217368	13.57%	6,739
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	20,898
2012	11.058827	11.392820	3.02%	6,496
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	176
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	23,220
2012	9.099247	10.484616	15.23%	1,225
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	48,533
2012	7.962252	9.148015	14.89%	8,532
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	703
2012	14.524582	16.845598	15.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	14,045
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	11,211
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	4,178
2012	9.736744	10.613196	9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	15,530

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	8,825
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	19,132
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	4,117
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	11,373
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	25,607
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	16,639
2012	12.269767	13.172548	7.36%	11,353
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	11,822
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	11,799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	13,634
2012	14.462282	15.728790	8.76%	69,757
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	10,222
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	1,589
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	23,137
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	3,397
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	27,226
2012	9.460182	10.731513	13.44%	599
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	25,038
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	2,642
2012	10.318874	10.484347	1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	26,515
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	6,424
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	5,476
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	3,122
2012	11.166580	11.589647	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	6,651
2012	9.967028	10.711515	7.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	46,837
2012	11.382550	14.634667	28.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	1,655
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	139
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.106163	11.085940	9.69%	285
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.112464	12.657454	-10.31%	111
2012	13.410674	14.112464	5.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.264684	19.432451	27.30%	2,206
2012	13.402114	15.264684	13.90%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.108080	11.944556	18.17%	0
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.152347	14.747464	12.13%	1,370
2012	12.204946	13.152347	7.76%	7,739
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.702082	31.306695	37.90%	1,313
2012	20.015618	22.702082	13.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.333683	21.082293	29.07%	4,701
2012	14.434186	16.333683	13.16%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.856739	19.959928	18.41%	2,920
2012	15.618215	16.856739	7.93%	40,160
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.650026	19.040356	21.66%	174
2012	15.248274	15.650026	2.63%	197
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.319340	20.443580	25.27%	7,808
2012	14.226743	16.319340	14.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.124534	21.491087	33.28%	11,397
2012	14.382815	16.124534	12.11%	25,499
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.152950	33.492090	33.15%	1,842
2012	22.404753	25.152950	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.153747	15.502295	27.55%	22,359
2012	10.296645	12.153747	18.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.877544	11.981099	21.30%	5,280
2012	8.739564	9.877544	13.02%	10,389
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.607377	14.077774	11.66%	8,486
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	137
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.861505	-1.38%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.978802	12.019327	20.45%	0
2012	8.929610	9.978802	11.75%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.158540	17.011796	29.28%	855
2012	10.950060	13.158540	20.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.911560	12.478245	25.90%	7,769
2012*	10.000000	9.911560	-0.88%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.353591	16.375548	22.63%	33,058
2012	11.434104	13.353591	16.79%	4,709
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	8,063
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.020404	12.760017	27.34%	3,092
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.179611	14.088176	38.40%	10,204
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.226412	24.220258	32.89%	4,103
2012	16.050085	18.226412	13.56%	84
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.700669	14.635577	25.08%	20,941
2012	10.299191	11.700669	13.61%	265
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.076431	12.779192	26.82%	0
2012	9.037179	10.076431	11.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.166777	19.571224	29.04%	2,926
2012	13.523452	15.166777	12.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.103511	13.415262	20.82%	4,124
2012	9.791710	11.103511	13.40%	9,179
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.603661	14.628691	26.07%	2
2012	9.698831	11.603661	19.64%	2
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.378207	13.182359	27.02%	5
2012	9.020713	10.378207	15.05%	6
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.774489	7.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.912370	9.12%	9,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	11,524
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.492993	17.707774	14.30%	0
2012	14.267335	15.492993	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.894411	29.851666	30.39%	2
2012	19.887711	22.894411	15.12%	2
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.526205	9.335684	-2.00%	4,348
2012	9.721147	9.526205	-2.01%	4,471
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.706761	12.786410	31.73%	279
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.164345	12.127009	32.33%	285
2012	7.952786	9.164345	15.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.655105	10.723935	0.65%	1,636
2012	9.407227	10.655105	13.27%	25,730
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.409778	10.212335	-1.90%	6
2012	10.261206	10.409778	1.45%	6
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.245507	30.657127	37.81%	7,658
2012	19.291662	22.245507	15.31%	1
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.574216	10.374051	-1.89%	65,578
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	3,490
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.684266	10.239501	-4.16%	4,586
2012	9.956927	10.684266	7.30%	52,704
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.575218	21.499141	47.50%	4,875
2012	11.353689	14.575218	28.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.594282	10.370399	8.09%	2,078
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.458355	30.261854	34.75%	8,542
2012	19.364694	22.458355	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.099288	11.067087	9.58%	11,584
2012*	10.000000	10.099288	0.99%	9,102
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.969137	12.516108	-10.40%	13,365
2012	13.288066	13.969137	5.13%	7,213
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.145649	19.261251	27.17%	4,398
2012	13.311218	15.145649	13.78%	67
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.106422	11.930412	18.05%	5,861
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.103201	14.677369	12.01%	42,555
2012	12.171792	13.103201	7.65%	7,361
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.168294	21.68%	3,473
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.474371	30.961078	37.76%	5,443
2012	19.835131	22.474371	13.31%	1,317
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.169811	20.849501	28.94%	6,016
2012	14.303996	16.169811	13.04%	2,854
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.687695	19.739607	18.29%	8,405
2012	15.477413	16.687695	7.82%	149
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.643856	14.011870	10.82%	1,716
2012	11.574966	12.643856	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.785948	14.474615	13.21%	7,973
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.690069	15.083411	18.86%	5,896
2012	11.254305	12.690069	12.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.527989	18.872608	21.54%	11,957
2012	15.144867	15.527989	2.53%	3,097
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.155606	20.217816	25.14%	9,959
2012	14.098424	16.155606	14.59%	2,556
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.962768	21.253794	33.15%	11,481
2012	14.253099	15.962768	12.00%	619
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.202218	12.657694	-4.12%	21,499
2012	12.770479	13.202218	3.38%	14,528
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.900640	33.122328	33.02%	5,238
2012	22.202713	24.900640	12.15%	40
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.046769	15.350186	27.42%	6,943
2012	10.216457	12.046769	17.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.830592	11.911984	21.17%	18,459
2012	8.706930	9.830592	12.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.521814	13.967963	11.55%	11,682
2012	11.354426	12.521814	10.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.990371	30.664291	33.38%	846
2012	19.837005	22.990371	15.90%	234
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.167635	11.304616	11.18%	8,117
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.854783	-1.45%	912
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.956762	11.980545	20.33%	0
2012	8.919009	9.956762	11.64%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.129492	16.956943	29.15%	1,581
2012	10.937073	13.129492	20.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.904825	12.457051	25.77%	6,515
2012*	10.000000	9.904825	-0.95%	2,581
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.303702	16.297741	22.51%	17,563
2012	11.403036	13.303702	16.67%	3,449
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.756707	11.636539	8.18%	5,614
2012*	10.000000	10.756707	7.57%	2,202
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.013576	12.738315	27.21%	9,305
2012*	10.000000	10.013576	0.14%	119
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.236256	25.930457	28.14%	2,117
2012	16.689381	20.236256	21.25%	91
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.905487	13.129661	32.55%	7,439
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.484938	31.869561	11.88%	381
2012	25.708882	28.484938	10.80%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.172689	14.064242	38.25%	9,116
2012*	10.000000	10.172689	1.73%	84
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.043582	23.952869	32.75%	2,816
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.668920	14.580986	24.96%	6,840
2012	10.281748	11.668920	13.49%	1,868
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.059319	12.744466	26.69%	5,868
2012	9.031059	10.059319	11.39%	4,552
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.110100	19.478221	28.91%	894
2012	13.486709	15.110100	12.04%	1,519

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.028213	13.310690	20.70%	82,402
2012	9.735254	11.028213	13.28%	23,351
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.200755	10.683291	-4.62%	21,055
2012	10.900226	11.200755	2.76%	2,871
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.524943	14.514649	25.94%	11,765
2012	9.642894	11.524943	19.52%	74
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.307778	13.079528	26.89%	19,899
2012	8.968657	10.307778	14.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.016676	11.737675	30.18%	87,405
2012	7.868002	9.016676	14.60%	8,227
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.426574	21.758697	32.46%	5,838
2012	14.199541	16.426574	15.68%	1,874
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.503886	11.949694	40.52%	386
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.775903	13.260465	35.64%	1,496
2012	8.965523	9.775903	9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.380363	11.890319	26.76%	1,303
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.487632	11.772357	12.25%	11,570
2012	9.646172	10.487632	8.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.068560	11.951410	18.70%	1,419
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.904150	11.201751	2.73%	20,911
2012	10.361633	10.904150	5.24%	2,682
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.767145	7.67%	10,298

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.904919	9.05%	19,803
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.288671	11.866058	15.33%	42,145
2012	9.352918	10.288671	10.00%	1,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.782469	11.902125	21.67%	44,761
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.677747	11.628374	8.90%	14,596
2012	9.911812	10.677747	7.73%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.859829	12.331817	-4.11%	22,322
2012	12.263446	12.859829	4.86%	13,332
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.512938	11.753335	-6.07%	2,585
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.567435	8.709707	15.09%	799
2012	6.708630	7.567435	12.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.429405	9.986411	18.47%	2,114
2012	7.284044	8.429405	15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.641099	21.976637	24.58%	13,913
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.049928	14.490979	11.04%	10,657
2012	12.186662	13.049928	7.08%	4,089
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.065705	16.454880	16.99%	16,532
2012	12.800099	14.065705	9.89%	5,747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.552822	12.882997	2.63%	10,678
2012	12.191753	12.552822	2.96%	4,716

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.602780	6.03%	12,340
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.690787	6.91%	6,241
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.337575	17.512259	14.18%	24,360
2012	14.138667	15.337575	8.48%	11,672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.800084	20.127929	19.81%	65,180
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.097796	15.250271	8.17%	75,656
2012	13.329259	14.097796	5.77%	938
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.113690	20.165435	33.42%	1,914
2012	13.036939	15.113690	15.93%	993
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.664722	29.522061	30.26%	3,786
2012	19.708343	22.664722	15.00%	803
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.430266	9.232234	-2.10%	18,497
2012	9.633102	9.430266	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.444925	13.982557	-3.20%	1,395
2012	13.145245	14.444925	9.89%	2,435
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.660589	12.712618	31.59%	12,287
2012	8.496867	9.660589	13.70%	1,855
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.120782	12.057068	32.19%	3,921
2012	7.923076	9.120782	15.12%	1,650
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.968046	13.526317	35.70%	2,871
2012	8.881687	9.968046	12.23%	1,520

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.856424	14.420566	32.83%	3,407
2012	9.531795	10.856424	13.90%	1,387
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.825411	20.893389	40.93%	939
2012	13.390907	14.825411	10.71%	1,356
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.016351	30.181215	37.09%	2,523
2012	18.693871	22.016351	17.77%	925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.525741	28.243703	37.60%	0
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.692112	18.812481	28.04%	1,006
2012	13.182567	14.692112	11.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.604401	10.662014	0.54%	8,096
2012	9.372044	10.604401	13.15%	6,108
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.635436	16.35%	10,748
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.360309	10.153430	-2.00%	8,980
2012	10.222898	10.360309	1.34%	15,540
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.501577	25.02%	3,139
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.427157	15.786737	17.57%	3,463
2012	11.471486	13.427157	17.05%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.136567	10.664643	5.21%	1,748
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.255208	11.609967	13.21%	359
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.272839	11.260619	9.62%	0
2012*	10.000000	10.272839	2.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.720688	20.229362	28.68%	1,703
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.022269	30.318552	37.67%	1,260
2012	19.117619	22.022269	15.19%	328
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.567028	10.356420	-1.99%	41,390
2012*	10.000000	10.567028	5.67%	11,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.659052	11.579356	-8.53%	8,158
2012	12.288357	12.659052	3.02%	6,665
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.481716	11.214499	-2.33%	25,381
2012	11.090916	11.481716	3.52%	7,454
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.666107	10.211674	-4.26%	31,596
2012	9.950190	10.666107	7.20%	16,121
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.535657	21.418935	47.35%	9,283
2012	11.334453	14.535657	28.24%	821
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.587752	10.352783	7.98%	8,562
2012*	10.000000	9.587752	-4.12%	2,918
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.562679	22.889291	47.08%	5,027
2012	14.737338	15.562679	5.60%	64

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm. "
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document " blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document " pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document "americanfundsfpa.htm."	(18)
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(24)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(25)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177439) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 13,334 and 9,020 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 2, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 2, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact